Note 17 - Shareholders' Equity - Stock Option Assumptions (Details) - € / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted-average expected life (years) (Year)		6 years 91 days	6 years 91 days	6 years 91 days
Expected volatility rates(1)	[1]	49.45%	52.60%	57.40%
Expected dividend yield		0.00%	0.00%	0.00%
Risk-free interest rate		0.08%	0.18%	0.02%
Weighted-average exercise price (€) (in EUR per share)		€ 3.90	€ 2.65	€ 2.39
Non-vested options granted, weighted average grant-date fair value (in EUR per share)		€ 1.93	€ 1.33	€ 1.29

[1]	Historical volatility calculated over 10 years.